Derivatives Instruments (Realized and Unrealized Gains (Losses) on Other Derivatives) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares	3.2
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	$ 23	$ (56)
Combined notional amount	300
FX forwards | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	0	0
FX forwards | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	39	(44)
Realized gains (loss)	(16)	(12)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	41	14
Equity derivatives | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	8	(2)
Realized gains (loss)	33	16
Equity derivatives | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	$ 0	$ 0